Investment Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investment Securities [Abstract]
Amortized cost and fair value of the securities available for sale
The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$139,890	27	2,066	137,851
State and political subdivisions	515	10	-	525
Mortgage backed securities and collateralized mortgage obligations - residential	320,614	84	4,715	315,983
Corporate bonds	40,270	-	108	40,162
Small Business Administration-guaranteed participation securities	68,921	-	1,862	67,059
Mortgage backed securities and collateralized mortgage obligations - commercial	9,810	-	110	9,700
Other	650	-	-	650
Total debt securities	580,670	121	8,861	571,930
Equities	35			35
Total securities available for sale	$580,705	121	8,861	571,965

(dollars in thousands)	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$119,887	-	2,621	117,266
State and political subdivisions	873	13	-	886
Mortgage backed securities and collateralized mortgage obligations - residential	378,068	123	5,883	372,308
Corporate bonds	40,956	-	251	40,705
Small Business Administration- guaranteed participation securities	81,026	-	2,527	78,499
Mortgage backed securities and collateralized mortgage obligations - commercial	10,130	-	119	10,011
Other	650	-	-	650
Total securities	631,590	136	11,401	620,325
Equities	35			35
Total securities available for sale	$631,625	136	11,401	620,360

Investment [Line Items]
Proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses
The proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses from sales and calls during 2017, 2016 and 2015 are as follows:

(dollars in thousands)	Year ended December 31,
	2017	2016	2015

Proceeds from sales	$-	44,829	22,945
Proceeds from calls	124,624	201,100	232,010
Gross realized gains	-	668	251
Gross realized losses	-	-	-

Amortized cost and fair value of the held to maturity securities
The amortized cost and fair value of the held to maturity securities are as follows:

(dollars in thousands)	December 31, 2017
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value

Mortgage backed securities and collateralized mortgage obligations - residential	$27,551	1,150	-	28,701
Corporate bonds	-	-	-	-
Total held to maturity	$27,551	1,150	-	28,701

(dollars in thousands)	December 31, 2016
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value

Mortgage backed securities and collateralized mortgage obligations - residential	$35,500	1,736	-	37,236
Corporate bonds	9,990	300	-	10,290
Total held to maturity	$45,490	2,036	-	47,526

Securities held in available for sale and held to maturity greater than 10% of shareholders equity
The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2017 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized Cost	Fair Value
Federal Home Loan Mortgage Corporation	$112,564	111,183
Federal National Mortgage Association	260,882	257,386
Government National Mortgage Association	68,921	67,059
Small Business Administration	50,000	49,414

Securities Available for Sale [Member]
Investment [Line Items]
Debt securities based on the securities contractual maturity
The following table distributes the amortized cost and fair value of debt securities included in the available for sale portfolio as of December 31, 2017, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity are shown separately:

(dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$45,783	45,739
Due in one year through five years	135,483	133,390
Due after five years through ten years	59	59
Due after ten years	-	-
Mortgage backed securities and collateralized mortgage obligations - residential	320,614	315,983
Small Business Administration- guaranteed participation securities	68,921	67,059
Mortgage backed securities and collateralized mortgage obligations - commercial	9,810	9,700
	$580,670	571,930

Gross unrealized losses on investment securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position
Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2017
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$29,734	266	98,090	1,800	127,824	2,066
Mortgage backed securities and collateralized mortgage obligations - residential	48,080	371	266,394	4,344	314,474	4,715
Corporate bonds	-	-	40,162	108	40,162	108
Small Business Administration- guaranteed participation securities	-	-	67,059	1,862	67,059	1,862
Mortgage backed securities and collateralized mortgage obligations - commercial	-		9,700	110	9,700	110

Total	$77,814	637	481,405	8,224	559,219	8,861

(dollars in thousands)	December 31, 2016
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$102,266	2,621	-	-	102,266	2,621
Mortgage backed securities and collateralized mortgage obligations - residential	359,622	5,766	4,713	117	364,335	5,883
Small Business Administration- guaranteed participation securities	40,705	251	-	-	40,705	251
Mortgage backed securities and collateralized mortgage obligations - commercial	64,560	1,960	13,940	567	78,500	2,527
	10,011	119	-	-	10,011	119
Total	$577,164	10,717	18,653	684	595,817	11,401

Held to Maturity Securities [Member]
Investment [Line Items]
Debt securities based on the securities contractual maturity
The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2017, based on the securities’ final maturity. Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity date are shown separately.

(dollars in thousands)	Amortized Cost	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$27,551	28,701
	$27,551	28,701